Stock Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,056,000		174,102
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00	$ 1.00	$ 0.10
Proceeds from Issuance of Warrants	$ 1,346,288
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		174,102
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.10
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Class of Warrant or Right, Outstanding		4,165,746
Publicly Traded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0400	$ 0.0149
Class of Warrant or Right, Outstanding	11,500,000
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	585,275	681,019
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other Liabilities	$ 400,000	$ 600,000
Convertiable Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,056,000	1,670,000
2021 Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	145,746
2022 Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	294,000